Shareholders' Equity and Equity incentive Plan (Details 5) - shares	Dec. 31, 2023	Dec. 31, 2022
Convertible Preferred Shares, Shareholders’ Deficit And Equity Incentive Plan [Abstract]
Outstanding share options	7,761,657	9,054,293
Unvested RSU’s	1,957,057	1,348,682
Remaining shares available for future issuance under the 2021 Plan	18,370,826	19,705,622
Total shares of ordinary shares reserved	28,089,540	30,108,597